Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 194	$ 194
Provision for credit losses
Originations	9	8
Maturities	(8)	(10)
Changes in risk, parameters and exposures	36	19
Write-offs	(18)	(11)
Recoveries	3	2
Exchange rate and other	(4)	2
Balance at end of period	212	204
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	70	73
Provision for credit losses
Transfers to Stage 1	5	10
Transfers to Stage 2	(5)	(3)
Originations	9	8
Maturities	(3)	(4)
Changes in risk, parameters and exposures	(5)	(12)
Exchange rate and other	1	1
Balance at end of period	72	73
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	66	73
Provision for credit losses
Transfers to Stage 1	(5)	(10)
Transfers to Stage 2	5	3
Transfers to Stage 3	(2)	(2)
Maturities	(5)	(6)
Changes in risk, parameters and exposures	15	13
Exchange rate and other		2
Balance at end of period	74	73
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	58	48
Provision for credit losses
Transfers to Stage 3	2	2
Changes in risk, parameters and exposures	26	18
Write-offs	(18)	(11)
Recoveries	3	2
Exchange rate and other	(5)	(1)
Balance at end of period	$ 66	$ 58